                                                                               .
                                                                               .
                                                                               .
                                                                      Exhibit 99

FORD CREDIT AUTO OWNER TRUST 2008-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                             November, 2008
Payment Date                                                                                                      12/15/2008
Transaction Month                                                                                                         11

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at
http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                                                      WEIGHTED AVG REMAINING
                                                      DOLLAR AMOUNT          # OF RECEIVABLES                 TERM AT CUTOFF
Initial Pool Balance                              $2,399,999,232.64                   140,730                    49.4 months
Original Securities:                                  DOLLAR AMOUNT        NOTE INTEREST RATE   FINAL SCHEDULED PAYMENT DATE
 Class A-1 Notes                                    $544,000,000.00                  4.01760%              February 13, 2009
 Class A-2 Notes                                    $710,400,000.00   one-month LIBOR + 0.60%                  July 15, 2010
 Class A-3a Notes                                   $467,200,000.00                    3.960%                 April 15, 2012
 Class A-3b Notes                                   $225,000,000.00   one-month LIBOR + 0.80%                 April 15, 2012
 Class A-4 Notes                                    $133,500,000.00                    4.370%               October 15, 2012
 Class B Notes                                       $65,700,000.00                    5.330%              February 15, 2013
 Class C Notes                                       $43,800,000.00                    6.570%                  July 15, 2013
 Class D Notes                                       $43,800,000.00                    8.000%                  July 15, 2014
                                                     --------------
    Total                                         $2,233,400,000.00

II. AVAILABLE FUNDS

INTEREST:
 Interest Collections                                                                                          $5,677,279.32

PRINCIPAL:
 Principal Collections                                                                                        $41,719,051.24
 Prepayments in Full                                                                                           $9,117,073.48
 Liquidation Proceeds                                                                                          $1,462,129.20
 Recoveries                                                                                                       $35,871.96
                                                                                                                  ----------
    SUB TOTAL                                                                                                 $52,334,125.88
                                                                                                              --------------
COLLECTIONS                                                                                                   $58,011,405.20

PURCHASE AMOUNTS:
 Purchase Amounts Related to Principal                                                                           $300,393.71
 Purchase Amounts Related to Interest                                                                              $2,171.60
                                                                                                                   ---------
    SUB TOTAL                                                                                                    $302,565.31

Clean-up Call                                                                                                          $0.00

Reserve Account Draw Amount                                                                                            $0.00
Net Swap Receipt - Class A-2                                                                                           $0.00
Net Swap Receipt - Class A-3b                                                                                          $0.00

AVAILABLE FUNDS                                                                                               $58,313,970.51

FORD CREDIT AUTO OWNER TRUST 2008-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                            November, 2008
Payment Date                                                                                                     12/15/2008
Transaction Month                                                                                                        11

III. DISTRIBUTIONS
AVAILABLE FUNDS                                                                                CARRYOVER          REMAINING

                                              CALCULATED AMOUNT     AMOUNT PAID    SHORTFALL   SHORTFALL    AVAILABLE FUNDS
Owner Trustee Fees and Expenses                           $0.00            $0.00       $0.00       $0.00     $58,313,970.51
Indenture Trustee Fees and                                $0.00            $0.00       $0.00       $0.00     $58,313,970.51
Servicing Fee                                     $1,386,751.06    $1,386,751.06       $0.00       $0.00     $56,927,219.45
Net Swap Payment - Class A-2                        $883,258.45      $883,258.45       $0.00       $0.00     $56,043,961.00
Net Swap Payment - Class A-3b                       $342,312.50      $342,312.50       $0.00       $0.00     $55,701,648.50
Swap Termination Payment                                  $0.00            $0.00       $0.00       $0.00     $55,701,648.50
Interest - Class A-1 Notes                                $0.00            $0.00       $0.00       $0.00     $55,701,648.50
Interest - Class A-2 Notes                          $852,910.33      $852,910.33       $0.00       $0.00     $54,848,738.17
Interest - Class A-3a Notes                       $1,541,760.00    $1,541,760.00       $0.00       $0.00     $53,306,978.17
Interest - Class A-3b Notes                         $388,937.50      $388,937.50       $0.00       $0.00     $52,918,040.67
Interest - Class A-4 Notes                          $486,162.50      $486,162.50       $0.00       $0.00     $52,431,878.17
First Priority Principal Payment                          $0.00            $0.00       $0.00       $0.00     $52,431,878.17
Interest - Class B Notes                            $291,817.50      $291,817.50       $0.00       $0.00     $52,140,060.67
Second Priority Principal Payment                         $0.00            $0.00       $0.00       $0.00     $52,140,060.67
Interest - Class C Notes                            $239,805.00      $239,805.00       $0.00       $0.00     $51,900,255.67
Third Priority Principal Payment                          $0.00            $0.00       $0.00       $0.00     $51,900,255.67
Interest - Class D Notes                            $292,000.00      $292,000.00       $0.00       $0.00     $51,608,255.67
Reserve Account Deposit                                   $0.00            $0.00       $0.00       $0.00     $51,608,255.67
Regular Principal Payment                        $47,658,877.79   $47,658,877.79       $0.00       $0.00      $3,949,377.88
Subordinated Swap Termination                             $0.00            $0.00       $0.00       $0.00      $3,949,377.88
Additional Trustee Fees and                               $0.00            $0.00       $0.00       $0.00      $3,949,377.88
Residual Released to Depositor                            $0.00    $3,949,377.88       $0.00       $0.00              $0.00
                                                                   -------------
TOTAL                                                             $58,313,970.51

                                                               PRINCIPAL PAYMENT:
                                                                      First Priority Principal Payment                $0.00
                                                                      Second Priority Principal Payment               $0.00
                                                                      Third Priority Principal Payment                $0.00
                                                                      Regular Principal Payment              $47,658,877.79
                                                                                                             --------------
                                                                      TOTAL                                  $47,658,877.79

IV. NOTEHOLDER PAYMENTS

                    NOTEHOLDER PRINCIPAL PAYMENTS         NOTEHOLDER INTEREST PAYMENTS            TOTAL PAYMENT
                                ACTUAL   PER $1,000 OF          ACTUAL    PER $1,000 OF           ACTUAL      PER $1,000 OF
                                              ORIGINAL                         ORIGINAL                    ORIGINAL BALANCE
                                               BALANCE                          BALANCE
Class A-1 Notes                  $0.00           $0.00           $0.00            $0.00            $0.00              $0.00
Class A-2 Notes         $47,658,877.79          $67.09     $852,910.33            $1.20   $48,511,788.12             $68.29
Class A-3a Notes                 $0.00           $0.00   $1,541,760.00            $3.30    $1,541,760.00              $3.30
Class A-3b Notes                 $0.00           $0.00     $388,937.50            $1.73      $388,937.50              $1.73
Class A-4 Notes                  $0.00           $0.00     $486,162.50            $3.64      $486,162.50              $3.64
Class B Notes                    $0.00           $0.00     $291,817.50            $4.44      $291,817.50              $4.44
Class C Notes                    $0.00           $0.00     $239,805.00            $5.48      $239,805.00              $5.48
Class D Notes                    $0.00           $0.00     $292,000.00            $6.67      $292,000.00              $6.67
                                 -----                     -----------                       -----------
TOTAL                   $47,658,877.79                   $4,093,392.83                    $51,752,270.62

FORD CREDIT AUTO OWNER TRUST 2008-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                                    November, 2008
Payment Date                                                                                                             12/15/2008
Transaction Month                                                                                                                11

V. NOTE BALANCE AND POOL INFORMATION

                                                      BEGINNING OF PERIOD                             END OF PERIOD
                                                            BALANCE           NOTE FACTOR              BALANCE          NOTE FACTOR
Class A-1 Notes                                               $0.00             0.0000000               $0.00             0.0000000
Class A-2 Notes                                     $542,199,748.45             0.7632316     $494,540,870.66             0.6961442
Class A-3a Notes                                    $467,200,000.00             1.0000000     $467,200,000.00             1.0000000
Class A-3b Notes                                    $225,000,000.00             1.0000000     $225,000,000.00             1.0000000
Class A-4 Notes                                     $133,500,000.00             1.0000000     $133,500,000.00             1.0000000
Class B Notes                                        $65,700,000.00             1.0000000      $65,700,000.00             1.0000000
Class C Notes                                        $43,800,000.00             1.0000000      $43,800,000.00             1.0000000
Class D Notes                                        $43,800,000.00             1.0000000      $43,800,000.00             1.0000000
                                                     --------------             ---------      --------------             ---------
TOTAL                                             $1,521,199,748.45             0.6811139   $1,473,540,870.66             0.6597747

POOL INFORMATION
 Weighted Average APR                                                              4.478%                                    4.479%
 Weighted Average Remaining Term                                                    43.07                                     42.37
 Number of Receivables Outstanding                                                108,120                                   105,938
 Pool Balance                                                           $1,664,101,274.22                         $1,609,684,073.26
 Adjusted Pool Balance (Pool Balance - YSOC Amount)                     $1,525,840,765.03                         $1,477,637,715.23
 Pool Factor                                                                    0.6933758                                 0.6707019

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance                                                                                            $11,999,996.16
Targeted Credit Enhancement Amount                                                                                   $16,096,840.73
Yield Supplement Overcollateralization Amount                                                                       $132,046,358.03
Targeted Overcollateralization Amount                                                                               $136,143,202.60
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)                                           $136,143,202.60

VII. RECONCILIATION OF RESERVE ACCOUNT
Beginning Reserve Account Balance                                                                                    $11,999,996.16
Reserve Account Deposits Made                                                                                                  0.00
Reserve Account Draw Amount                                                                                                    0.00
                                                                                                                               ----
Ending Reserve Account Balance                                                                                       $11,999,996.16
Change in Reserve Account Balance                                                                                             $0.00

Specified Reserve Balance                                                                                            $11,999,996.16

FORD CREDIT AUTO OWNER TRUST 2008-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                         November, 2008
Payment Date                                                                                                  12/15/2008
Transaction Month                                                                                                     11

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

                                                                                     # OF RECEIVABLES             AMOUNT
Realized Loss                                                                                     401      $1,818,218.47
(Recoveries)                                                                                       99         $35,871.96
                                                                                                              ----------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                   $1,782,346.51
Cumulative Net Losses Last Collection                                                                     $10,027,727.21
                                                                                                          --------------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                          $11,810,073.72

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                 1.29%

DELINQUENT RECEIVABLES:

                                                               % OF EOP POOL         # OF RECEIVABLES             AMOUNT
31-60 Days Delinquent                                                       1.59%               1,400     $25,644,521.50
61-90 Days Delinquent                                                       0.20%                 157      $3,194,358.05
91-120 Days Delinquent                                                      0.07%                  60      $1,200,696.06
Over 120 Days Delinquent                                                    0.06%                  46        $960,674.85
                                                                            -----                  --        -----------
TOTAL DELINQUENT RECEIVABLES                                                1.93%               1,663     $31,000,250.46

REPOSSESION INVENTORY:

Repossesed in the Current Collection Period                                                       134      $3,239,703.43
Total Repossesed Inventory                                                                        225      $5,672,416.44

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                                                1.2048%
Preceding Collection Period                                                                                       1.4048%
Current Collection Period                                                                                         1.3066%
Three Month Average                                                                                               1.3054%

NUMBER OF 61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                                0.2187%
Preceding Collection Period                                                                                       0.2155%
Current Collection Period                                                                                         0.2483%
Three Month Average                                                                                               0.2275%